Exchange of The Animal Health Business - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[3]
Disclosure of non-adjusting events after reporting period [Line Items]
Exchange value of the Animal Health business		€ 10,557
Exchange value of the Boehringer Ingelheim Consumer Health Care business		6,239
Pre-tax gain recognized related to exchanged/held-for-exchange Animal Health business		6,343
After-tax gain recognized related to exchanged/held-for-exchange Animal Health business	[1],[2]	4,643	€ 314	€ (124)
Sale of combined entity		1,407
Acquisition of Boehringer Inhelheim's Consumer Healthcare Business [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Tax-deductible portion of goodwill amount		€ 1,876

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[3]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).